Joint Arrangements - Husky - CNOOC Madura Ltd (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Results of Operations
Revenue		$ 52,204	$ 66,897
Expenses	[1]	6,352	5,816
Net Earnings (Loss)		4,109	6,450
Balance Sheets
Total Current Assets		9,708	12,430
Current Liabilities		6,210	8,021
Cash and Cash Equivalents		2,227	4,524	$ 2,873
Husky-CNOOC Madura Ltd.
Results of Operations
Revenue		615	383
Expenses		545	350
Net Earnings (Loss)		70	33
Balance Sheets
Total Current Assets		334	247
Non-Current Assets		1,751	1,926
Current Liabilities		140	160
Non-Current Liabilities		1,188	1,293
Net Assets		757	720
Cash and Cash Equivalents		$ 111	$ 64

[1]	Comparative periods reflect certain revisions. See Note 39.